SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Equity investments without readily determinable fair value:
Initial cost basis	¥ 124,196		¥ 124,196	¥ 124,196	$ 17,015
Cumulative unrealized gains	119,245		119,245	119,245	16,336
Cumulative unrealized losses (including impairment)	(28,522)		(28,522)	(14,940)	(3,907)
Foreign currency translation	2,066		979	271	283
Equity investments without readily determinable fair value	216,985		215,898	228,772	29,727
Equity investment with readily determinable fair value:
Initial cost basis	0		42,437	63,356	0
Cumulative unrealized losses	0		(12,469)	(22,683)	0
Cumulative realized gain	0		100	0	0
Foreign currency translation	0		205	4,135	0
Equity investments with readily determinable fair value	0		30,273	44,808	0
Equity method investment
Initial cost basis	14,840		12,070	0	2,033
Share of income from equity method investment	2,357	$ 323	1,689	0
Equity method investments	17,197		13,759	0	2,356
Total carrying value	¥ 234,182		¥ 259,930	¥ 273,580	$ 32,083